Annual Fund Operating Expenses	Sep. 30, 2026
SanJac Alpha Low Duration ETF | SanJac Alpha Low Duration ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
SanJac Alpha Core Plus Bond ETF | SanJac Alpha Core Plus Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%